Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions					12 Months Ended
	Mar. 11, 2019	Feb. 28, 2019 USD ($)	Jan. 07, 2019 CLP ($)	Mar. 27, 2018 CLP ($) $ / shares	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure of non-adjusting events after reporting period [line items]
Penalty fee					$ 1,616
Proportion for distribution of dividend				30.00%
Dividends payable				$ 51,614	$ 270	$ 703
Dividends payable per share | $ / shares				$ 0.100728627
Resolution No 101 [member]
Disclosure of non-adjusting events after reporting period [line items]
Penalty fee			$ 5,985
Shares sell of Itau Corpbanca Colombia [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		9.00%
Transaction Agreement amount		$ 850
Valuation multiple		1.36
Impact of Common Equity Tier 1 capital		0.82%
Shares sell of Itau Corpbanca Colombia [member] | Itau Corpbanca Colombia S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest	1.38%	19.44%
Demands of rejected to sell shares		$ 299
Interest at LIBOR plus		2.70%
Shares sell of Itau Corpbanca Colombia [member] | Helm Llc[member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest	19.44%